Note 22 - Interest-bearing Loans and Borrowings (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of total liabilities [text block]
	2017	2016

Secured bank loans	589.3	665.8
Unsecured bank loans	413.7	609.9
Debentures and unsecured bond issues	102.7	100.8
Other unsecured loans	101.5	356.2
Financial leasing	24.7	33.0
Non-current liabilities	1,231.9	1,765.7

Secured bank loans	879.6	1,381.4
Unsecured bank loans	394.3	1,910.1
Debentures and unsecured bond issues	-	296.4
Other unsecured loans	38.4	33.5
Financial leasing	8.8	9.2
Current liabilities	1,321.1	3,630.6

Disclosure of detailed information about borrowings [text block]
		2017			2016
Debt instruments	Average rate %	Current	Non-current	Average rate %	Current	Non-current
Debt denominated in USD fixed rate	3.83%	6.4	16.5	6.00%	-	11.5
Debt denominated in US dollars floating rate	2.74%	78.3	476.9	1.55%	1,508.8	351.1
Debt denominated in CAD dollars floating rate	2.00%	685.9	-	1.62%	1,259.1	-
BNDES basket debt floating rate (UMBNDES)	-	-	-	1.70%	22.7	-
Other latin american currency fixed rate	9.27%	199.1	-	8.86%	114.1	233.0
Other latin american currency floating rate	2.33%	-	5.0	2.66%	-	4.9
TJLP BNDES denominated floating rate (TJLP)	9.22%	165.3	237.0	9.66%	216.2	398.6
Reais debt - ICMS fixed rate	5.57%	38.4	91.5	4.13%	33.4	344.7
Reais debt - debentures floating rate % CDI	-	-	-	13.63%	52.9	-
Reais debt - fixed rate	6.63%	147.7	405.0	7.64%	423.4	421.9
Total		1,321.1	1,231.9		3,630.6	1,765.7

Disclosure of terms and debt repayments [text block]
	Total	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years
Secured bank loans	1,468.9	879.6	253.6	57.7	109.4	168.6
Unsecured bank loans	808.0	394.3	413.7	-	-	-
Debentures and unsecured bond issues	102.7	-	-	-	102.7	-
Unsecured other loans	139.9	38.4	32.0	24.7	11.6	33.2
Finance lease liabilities	33.5	8.8	24.7	-	-	-
	2,553.0	1,321.1	724.0	82.4	223.7	201.8